Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,990,350.00
Previously Paid Amount	0.00
Total Fee Amount	917.12
Total Offset Amount	0.00
Net Fee	917.12
Narrative - Max Aggregate Offering Price	$ 5,990,350.00
Final Prospectus	true